Shareholders' equity (Details 1) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Balance	€ 48,079
Changes in accounting principles (IFRS 9)	294
Changes in accounting principles (IFRS 15)	(49)
Balance	51,073
Share capital [member]
Balance	4,005
Balance	4,005
Retained Earnings [Member]
Balance	35,966
Changes in accounting principles (IFRS 9)	294
Changes in accounting principles (IFRS 15)	(49)
Balance	36,702
Other reserves [member]
Balance	1,889
Balance	1,672
Net profit Loss [Member]
Balance	3,374
Balance	€ 3,374